Employee Benefit Plans - Change in PBO (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Change in projected benefit obligation:
Balance, January 1	$ 27,871	$ 23,234
Service cost	1,707	1,343	$ 1,179
Interest cost	1,037	1,009	956
Actuarial loss	(3,122)	2,843
Benefits paid	(601)	(558)
Balance, December 31	26,892	27,871	23,234
Change in plan assets:
Fair value, January 1	19,924	16,502
Actual return on plan assets	(1,329)	2,890
Employer contribution	1,800	1,183
Expenses paid	(122)	(93)
Benefits paid	(601)	(558)
Fair value, December 31	19,672	19,924	$ 16,502
Funded status at end of year	(7,220)	(7,947)
Accumulated benefit obligation	$ 21,244	$ 21,940